INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	$ 44,395	$ 96,857
Gross unrealized gains	0	0
Gross unrealized loss	0	(219)
Fair value	44,395	96,638
Bank deposits
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	44,395	25,354
Gross unrealized gains	0	0
Gross unrealized loss	0	0
Fair value	$ 44,395	25,354
Total held-to-maturity marketable securities
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis		71,503
Gross unrealized gains		0
Gross unrealized loss		(219)
Fair value		71,284
Agency bonds
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis		36,202
Gross unrealized gains		0
Gross unrealized loss		(217)
Fair value		35,985
Municipal bonds
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis		510
Gross unrealized gains		0
Gross unrealized loss		(2)
Fair value		508
Commercial paper
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis		28,827
Gross unrealized gains		0
Gross unrealized loss		0
Fair value		28,827
Treasury bills
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis		5,964
Gross unrealized gains		0
Gross unrealized loss		0
Fair value		$ 5,964